Intangible Assets and Intellectual Property - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 01, 2013	Dec. 31, 2012	Dec. 31, 2012 Seventh Anniversary And Annually Thereafter	Feb. 13, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Dec. 31, 2012 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh	Jan. 31, 2012 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Third And Fourth Anniversaries	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Fifth And Sixth Anniversaries	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement			$ 350,000	$ 500,000	$ 450,000
Aggregate potential milestone payments				15,100,000
License agreement termination date				2032-2-13
Written notice period for termination of license agreement if breach is not cured				90 days	90 days
Prior written notice period for termination of license agreement by the company for any reason				90 days	90 days
License agreement expiration date					20 years
Annual license fees								200,000	250,000	350,000
Notice period		60 days
Outstanding license fees		250,000				250,000	250,000
Reimbursed Of Past Patent Expenses					174,000					373,000
Outstanding license fees settled amount	$ 235,000